Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property Plant and Equipment
The following table provides a breakdown for property, plant and equipment:

(€ thousands)	Land and buildings	Plant and machinery	Industrial and commercial equipment	Leasehold improvements	Other tangible assets	Tangible assets under construction and advances	Total
Historical cost at January 1, 2022	8,537	164,539	144,831	228,904	8,710	3,428	558,949
Additions	11	6,171	11,121	27,081	153	3,637	48,174
Disposals	—	(17,130)	(12,341)	(18,874)	(200)	—	(48,545)
Exchange differences	—	(37)	5,117	(2,353)	24	(30)	2,721
Reclassifications	—	320	(769)	3,432	(947)	(2,036)	—
Balance at December 31, 2022	8,548	153,863	147,959	238,190	7,740	4,999	561,299
Additions	33	10,812	14,342	31,390	562	8,461	65,600
Disposals	—	(4,245)	(8,302)	(26,049)	(104)	(36)	(38,736)
Business combinations	—	238	6,781	12,094	1,328	158	20,599
Exchange differences	—	121	(2,515)	(10,812)	(23)	(358)	(13,587)
Reclassifications	—	966	4,235	6,752	(3,074)	(7,798)	1,081
Balance at December 31, 2023	8,581	161,755	162,500	251,565	6,429	5,426	596,256

Accumulated depreciation at January 1, 2022	(3,735)	(142,469)	(120,599)	(173,351)	(6,841)	(480)	(447,475)
Depreciation	(296)	(6,879)	(11,504)	(20,356)	(1,167)	—	(40,202)
Disposals	—	17,048	12,262	18,747	193	—	48,250
Impairment	—	(23)	(438)	1,217	—	—	756
Exchange differences	—	(71)	(1,437)	4,139	880	—	3,511
Reclassifications	6	71	(1,443)	17	869	480	—
Balance at December 31, 2022	(4,025)	(132,323)	(123,159)	(169,587)	(6,066)	—	(435,160)
Depreciation	(250)	(6,454)	(13,538)	(26,558)	(278)	—	(47,078)
Disposals	—	4,101	7,840	24,677	94	—	36,712
Impairment	—	4	(406)	(513)	—	—	(915)
Exchange differences	(162)	(92)	2,195	7,834	18	—	9,793
Reclassifications	—	63	(1,844)	—	1,781	—	—
Balance at December 31, 2023	(4,437)	(134,701)	(128,912)	(164,147)	(4,451)	—	(436,648)
Carrying amount at:
January 1, 2022	4,802	22,070	24,232	55,553	1,869	2,948	111,474
December 31, 2022	4,523	21,540	24,800	68,603	1,674	4,999	126,139
December 31, 2023	4,144	27,054	33,588	87,418	1,978	5,426	159,608

Summary of Impairment Testing in Respect of Property Plant and Equipment
The following tables present the sensitivity of the 2023 and 2022 Zegna, Thom Browne and Tom Ford Fashion segments DOS impairment test to reasonably possible changes in the aforementioned assumptions:

			Existing assumption			Sensitivity effects on impairment
(€ millions, except percentages and basis points)	Impairment		WACC (%)	Growth rate (%)	Revenues CAGR (%) vs. current year	WACC +100 bps	Growth rate -50 bps	Revenues -250 bps
Zegna segment DOS
2023	(855)		8.64% / 12.56%	2.00% / 3.00%	+15.7%	(965)	(917)	(1,480)
2022	(2,231)	(1)	8.84% / 17.20%	1.50% / 5.00%	+7.6%	(2,413)	(2,258)	(2,714)
Thom Browne segment DOS
2023	(17)		11.16% / 12.56%	2.50% / 3.00%	+7.5%	(17)	(17)	(17)
2022	(820)		8.84% / 11.59%	1.50% / 3.00%	+9.5%	(1,003)	(848)	(1,120)
Tom Ford Fashion segment DOS
2023	(910)		11.27% / 12.16%	3.00%	+18.2%	(925)	(912)	(1,029)
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(1)Gross of reversals related to the reduction of right-of-use assets of €1,412 thousand.

Summary of Impairment Testing to Reasonably Possible Changes in Assumptions
The following tables present the sensitivity analysis of the 2023 and 2022 impairment test of corporate assets to reasonably possible changes in aforementioned assumptions:

		Existing assumption			Sensitivity effects on headroom
(€ millions, except percentages and basis points)	Headroom	WACC (bps)	Growth rate (bps)	EBITDA CAGR (%) vs current year	WACC +100 bps	Growth rate -50 bps	Revenues -250 bps
CGU Zegna segment
2023	2,036	898	300	+18.9%	1,588	1,822	1,741
2022	1,590	855	300	+16.3%	1,196	1,399	1,337
CGU Thom Browne segment
2023	484	881	300	+15.9%	317	403	405
2022	454	841	300	+20.8%	362	372	381